RISK MANAGEMENT - Loans are recorded at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	236,970,165	235,373,468
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	176,168,055	179,115,847
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	102,145,802	105,248,652
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	392,585	5,966,299
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	101,753,217	99,282,353
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	55,692,165	56,107,532
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	18,106,219	17,530,914
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	223,869	228,749
Gross carrying amount [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	186,203,770	188,313,361	$ 231,573,437	$ 206,447,165
Gross carrying amount [member] | Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	107,440,424	110,742,842
Gross carrying amount [member] | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	392,607	5,967,743	3,218,433	4,693,678
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	107,047,817	104,775,099	122,027,804	110,986,938
Gross carrying amount [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	59,999,611	59,419,444	76,889,145	65,835,457
Gross carrying amount [member] | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	18,486,206	17,883,355	29,120,316	24,558,771
Gross carrying amount [member] | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	277,529	267,720	317,739	372,321
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(10,521,501)	(9,694,456)
Accumulated impairment [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(10,438,261)	(9,616,860)
Accumulated impairment [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(10,035,715)	(9,197,514)	(11,275,612)	(10,905,171)
Accumulated impairment [member] | Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(5,294,622)	(5,494,190)
Accumulated impairment [member] | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(22)	(1,444)	(2,386)	(851)
Accumulated impairment [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(5,294,600)	(5,492,746)	(5,854,745)	(5,280,406)
Accumulated impairment [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(4,307,446)	(3,311,912)	(4,581,004)	(4,938,971)
Accumulated impairment [member] | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(379,987)	(352,441)	(732,407)	(560,904)
Accumulated impairment [member] | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	$ (53,660)	$ (38,971)	$ (105,070)	$ (124,039)